Statutory Reserves and Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Statutory Reserves and Restricted Net Assets [Abstract]
Foreign invested percentage	10.00%	10.00%
Annual after-tax profit, percentage	50.00%	50.00%
Statutory reserves	¥ 34,091	$ 4,875	¥ 50,705
Restricted net assets	¥ 412,471	$ 58,983	¥ 429,085